Statement of Changes in Net Assets Available For Benefits - EBP 006 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 150,190,233
Interest and dividend income	40,565,253
Net investment income	190,755,486
Contributions:
Participants	59,155,736
Employer	38,596,114
Rollover	16,770,724
Total contributions	114,522,574
Interest income on notes receivable from participants	475,927
Other additions	98,399
Total additions	305,852,386
DEDUCTIONS FROM NET ASSETS ATTRIBUTED TO
Benefit payments	74,005,338
Administrative expenses	279,191
Other deductions	104,521
Total deductions	74,389,050
Net increase	231,463,336
NET ASSETS AVAILABLE FOR BENEFITS, BEGINNING OF YEAR	1,116,333,096
NET ASSETS AVAILABLE FOR BENEFITS, END OF YEAR	$ 1,347,796,432